Other operating income - Summary of Other Operating Income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Operating Income [Abstract]
Income from grants	€ 279	€ 294	€ 140
Income from the reversal of liabilities	90	0	0
Late payment penalties claimed	0	0	76
Miscellaneous operating income	66	0	36
Total	€ 435	€ 294	€ 252